Income Taxes - Additional Information (Detail)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Effective tax rate		23.50%	34.50%	24.20%	40.50%
Corporate tax rate	35.00%			21.00%		35.00%